Note 14 - Investments in non-consolidated companies	12 Months Ended
Dec. 31, 2024
Note 14 - Investments in non-consolidated companies
Note 14 - Investments in non-consolidated companies

14    Investments in non-consolidated companies

	Year ended December 31,
	2024	2023
At the beginning of the year	1,608,804	1,540,646
Translation differences	(47,840)	110,801
Equity in earnings of non-consolidated companies	8,548	79,411
Dividends and distributions declared	(71,212)	(69,216)
Acquisition of non-consolidated companies	-	22,661
Decrease due to step-acquisition	-	(23,453)
Increase / (decrease) in equity reserves and others	45,357	(52,046)
At the end of the year	1,543,657	1,608,804

Equity in earnings of non-consolidated companies: For the year 2023, includes a loss of $25.5 million related to the participation increase in Usiminas and does not include $4.5 million and $11.5 million related to GPC acquisition since May 17, 2023, which is the date of its consolidation. For more information see note 8.

Dividends and distributions declared: Related to Ternium and Usiminas. During 2024 and 2023 $73.8 million and $68.8 million respectively were collected.

Acquisition of non-consolidated companies: For the year 2023, related to the investment in Usiminas.

Decrease due to step-acquisition: For the year 2023, related to GPC acquisition.

The principal non-consolidated companies are:

		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2024	2023	2024	2023
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,377,911	1,430,616
b) Usiminas (**)	Brazil	3.96%	3.96%	102,812	123,654
c) Techgen	Mexico	22.00%	22.00%	59,782	53,556
Others				3,152	978
				1,543,657	1,608,804

(*) Including treasury shares.

(**) At December 31, 2024 and 2023, the voting rights were 6.76%.

a) Ternium

Ternium is a steel producer with production facilities in Mexico, Brazil, Argentina, Colombia, the Southern United States and Central America and is one of Tenaris’s main suppliers of round steel bars and flat steel products for its pipes business.

At December 31, 2024, the closing price of Ternium’s ADSs as quoted on the New York Stock Exchange was $29.08 per ADS, giving Tenaris’s ownership stake a market value of approximately $668.0 million. At December 31, 2024, the carrying value of Tenaris’s ownership stake in Ternium, based on Ternium’s IFRS Financial Statements, was approximately $1,377.9 million. The Company reviews its participation in Ternium whenever events or circumstances indicate that the asset’s carrying amount may not be recoverable. As of December 31, 2024, the Company concluded that the carrying amount does not exceed the recoverable value of the investment.

Summarized selected financial information of Ternium, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Ternium
	2024	2023
Non-current assets	12,050,457	12,148,560
Current assets	11,078,090	12,030,544
Total assets	23,128,547	24,179,104
Non-current liabilities	3,157,819	3,566,643
Current liabilities	3,839,159	3,800,602
Total liabilities	6,996,978	7,367,245
Total equity	16,131,569	16,811,859
Non-controlling interests	4,163,383	4,393,264

Revenues	17,649,060	17,610,092
Gross profit	2,888,836	3,559,355
Net (loss) / income for the year attributable to shareholders' equity	(53,672)	676,043
Other comprehensive income	211,817	465,885
Total comprehensive income	158,145	1,141,928

b) Usiminas

Usiminas is a Brazilian producer of high-quality flat steel products used in the energy, automotive and other industries.

At December 31, 2024, the closing price of the Usiminas’ ordinary and preferred shares, as quoted on the B3 - Brasil Bolsa Balcão S.A, was BRL5.32 ($0.86) and BRL5.32 ($0.86), respectively, giving Tenaris’s ownership stake a market value of approximately $41.9 million. As of that date, the carrying value of Tenaris’s ownership stake in Usiminas was approximately $102.8 million. The difference between the carrying value of Tenaris’s ownership stake in Usiminas and its interest over Usiminas’ shareholders’ equity corresponds to the purchase price allocation performed in 2023.

In 2023, following the acquisition of shares referred to in note II.B.2).b) and considering the carrying value of the previously held interest, the price paid for the acquisition of the additional Usiminas shares and the fair value measurement of the Usiminas shares (conducted at the T/T Group level) the Company recorded a net loss of $25.5 million included in Equity in earnings of non-consolidated companies in the Consolidated Income Statement.

The Company reviews its participation in Usiminas whenever events or circumstances indicate that the asset’s carrying amount may not be recoverable. As of December 31, 2024, the Company concluded that the carrying amount did not exceed the recoverable value of the investment.

Summarized selected financial information of Usiminas, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Usiminas
	2024	2023
Non-current assets	3,623,996	4,591,763
Current assets	3,234,742	3,589,129
Total assets	6,858,738	8,180,892
Non-current liabilities	1,357,347	1,672,676
Current liabilities	772,412	1,139,031
Total liabilities	2,129,758	2,811,706
Total equity	4,728,980	5,369,186
Non-controlling interests	452,481	556,418

Revenues	4,800,787	5,531,985
Gross profit	308,043	357,845
Net (loss) / income for the year attributable to shareholders' equity	(27,084)	278,402
Other comprehensive income	31,564	(72,062)
Total comprehensive income	4,480	206,340

c) Techgen

Techgen is a Mexican company that operates a natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico, with a power capacity of 900 megawatts. As of December 31, 2024, Tenaris held 22% of Techgen’s share capital, and its affiliates, Ternium and Tecpetrol (both controlled by San Faustin), beneficially owned 48% and 30% respectively. As of December 31, 2024, the carrying value of Tenaris’s ownership stake in Techgen was approximately $59.8 million.

Techgen entered into certain transportation capacity agreements and an agreement for the purchase of clean energy certificates. As of December 31, 2024, Tenaris’s exposure under these agreements amounted to $36.3 million and $16.6 million respectively.

Techgen’s sponsors granted certain subordinated loans to Techgen. As of December 31, 2024, the aggregate outstanding principal amount under these subordinated loans was $306.5 million, of which $67.4 million correspond to Tenaris’s contribution.

On February 13, 2019, Techgen entered into a $640 million syndicated loan agreement with several banks to refinance an existing loan, resulting in the release of certain corporate guarantees previously issued by Techgen’s shareholders to secure the replaced facility.

The existing syndicated loan agreement is “non-recourse” on the sponsors. Techgen’s obligations thereunder are guaranteed by a Mexican security trust (covering shares, assets, accounts and contract rights), account pledges and certain direct agreements –customary for these type of transactions–. The commercial terms and conditions governing the purchase by the Company’s Mexican subsidiary, Tamsa, of 22% of the energy generated by Techgen remain substantially unchanged.

Under the loan agreement, Techgen is committed to maintain a debt service reserve account covering debt service becoming due during two consecutive quarters; such account is funded by stand-by letters of credit issued for the account of Techgen’s sponsors in proportion to their respective participations in Techgen. Accordingly, the Company applied for stand-by letters of credit covering 22% of the debt service coverage ratio, which as of December 31, 2024, amounted to $10.9 million.